Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share
18 Earnings per share

Accounting policy:

Earnings per share, both basic and diluted, are a financial indicator that shows a company's net income per common share outstanding.

a)Basic Result per Share

Basic earnings per share are calculated by dividing earnings attributable to the Company's shareholders by the weighted average number of common shares outstanding during the fiscal year, excluding common shares purchased by the Company and held as treasury shares.

b)Result Diluted by Share

Diluted earnings per share are calculated by dividing the income attributable to the holders of common capital of the parent company by the weighted average number of common shares outstanding during the year plus the weighted average number of common shares that would be issued upon conversion of all potentially dilutive common shares into common shares.

The following table shows the calculation of the result per share (in thousands of reais, except for the values per share).

Basic and diluted – Continuous operation	Years ended on December 31,
	2025	2024	2023
Profit or loss attributable to holders of common share of the Company used in the calculation of basic earnings per share.	(9,722,125)	(9,608,882)	1,078,737
Diluting effect of the share-based plan of subsidiaries	(201)	—	(814)
Profit or loss attributable to holders of common share of the Company used in the calculation of diluted earnings per share	(9,722,326)	(9,608,882)	1,077,923

Weighted average of the number of common shares in circulation – basic (in thousands of shares)
Basic	2,498,037	1,862,704	1,867,005
Diluted share-based payment plan	—	—	7,341
Share repurchases	(27,762)	(257)	—
Diluted	2,470,275	1,862,447	1,874,346

(Loss) earnings per share
Basic	R$(3.89)	R$(5.16)	R$0.58
Diluted	R$(3.94)	R$(5.16)	R$0.58

Basic and diluted – Discontinuous operation	Years ended on December 31,
	2024	2023
Profit or loss attributable to holders of the Company's common stock used in the calculation of basic and diluted earnings per share	185,087	15,654
Profit or loss attributable to the Company's common stockholders used in the calculation of diluted earnings per share	185,087	15,654

Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704	1,867,005
Diluted share-based payment plan	7,354	7,341
Diluted	1,870,058	1,874,346

Earnings per share
Basic	R$0.10	R$0.01
Diluted	R$0.10	R$0.01

Diluting instruments

Share repurchase plan: 27,762,353 shares related to the Company's share buyback plan were included in the calculation of diluted earnings (loss) per share, as their potential effect is to reduce earnings per share (or increase loss per share, in the case of a negative result).

Anti-dilution instruments

Share-based payment plan: 6,023,178 shares (7,353,624 as of December 31, 2024 and 12,269,677 as of December 31, 2023) related to the Company's share-based payment plan were analyzed for the calculation of diluted earnings per share. However, these shares did not impact the calculation of diluted earnings per share for the twelve-month period ended December 31, 2025, as their potential effect would be to increase earnings per share (or reduce loss per share), thus acting as anti-dilutive shares.